OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS
Investments	$ 289	$ 237
Prepaids and other	905	889
Other assets	$ 1,194	$ 1,126